As filed with the Securities and Exchange Commission on February 18, 1998
                                        Registration Nos. 811-8437 and 333-37711



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                        [X]


                           Pre-Effective Amendment No.                       [ ]

                          Post-Effective Amendment No. 1                     [X]

                                       and
                             REGISTRATION STATEMENT
                                      UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                      [X]


                                 Amendment No. 3                             [X]
                        (Check appropriate box or boxes)

                                   -----------


                           UNDISCOVERED MANAGERS FUNDS
               (Exact name of registrant as specified in charter)


                              Plaza of the Americas
                             700 North Pearl Street
                               Dallas, Texas 75201


       Registrant's telephone number, including area code: (214) 999-7200


Name and address
of agent for service                                     with a copy to:
Mark P. Hurley                                           John M. Loder, Esq.
Undiscovered Managers, LLC                               Ropes & Gray
Plaza of the Americas                                    One International Place
700 North Pearl Street                                   Boston, MA  02110
Dallas, Texas  75201



It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ] on (date) pursuant to paragraph (b) of Rule 485.
[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           UNDISCOVERED MANAGERS FUNDS

                              Cross Reference Sheet

                           Items required by Form N-1A

PART A

Item No.   Registration Statement Caption              Caption in Prospectus
1.         Cover Page                                  Cover Page

2.         Synopsis                                    Summary of Expenses

3.         Condensed Financial Information             Not Applicable

4.         General Description of Registrant           Cover Page; The Funds; More Information About the
                                                       Funds' Investments and Risk Considerations; Organization and Capitalization
                                                       of The Trust

5.         Management of the Fund                      Cover Page; The Funds; Management of the Funds;
                                                       Organization and Capitalization of The Trust; Portfolio Transactions; Back
                                                       Cover

5A.        Management's Discussion of Fund             Not Applicable
           Performance

6.         Capital Stock and Other Securities          Shareholder Services; How to Redeem Shares;
                                                       Dividends, Capital Gain Distributions and Taxes; Organization and
                                                       Capitalization of The Trust

7.         Purchase of Securities Being Offered        How to Purchase Shares; Shareholder Services

8.         Redemption or Repurchase                    How to Redeem Shares

9.         Pending Legal Proceedings                   Not Applicable

PART B

Item No.   Registration Statement Caption              Caption in Prospectus
10.        Cover Page                                  Cover Page

11.        Table of Contents                           Table of Contents

12.        General Information and History             Not Applicable

13.        Investment Objectives and Policies          Investment Objectives, Policies and Restrictions

14.        Management of the Fund                      Management of the Trust

15.        Control Persons and Principal Holders of    Ownership of Shares of the Funds
           Securities

16.        Investment Advisory and Other Services      Investment Advisory and Other Services; Management
                                                       of the Funds (Prospectus)

17.        Brokerage Allocation and Other Practices    Portfolio Transactions and Brokerage; Portfolio
                                                       Transactions (Prospectus)

18.        Capital Stock and Other Securities          How to Redeem Shares (Prospectus); Redemptions;
                                                       Dividends, Capital Gain Distributions and Taxes
                                                       (Prospectus); Income Dividends, Capital Gain
                                                       Distributions and Tax Status

19.        Purchase, Redemption and Pricing of         How to Purchase Shares (Prospectus); How to Buy
           Securities Being Offered                    Shares; Shareholder Services; How to Redeem Shares
                                                       (Prospectus); Redemptions; Net Asset Value

20.        Tax Status                                  Dividends, Capital Gain Distributions and Taxes
                                                       (Prospectus); Income Dividends, Capital Gain
                                                       Distributions and Tax Status

21.        Underwriters                                Not Applicable

22.        Calculations of Performance Data            Not Applicable

23.        Financial Statements                        Not Applicable

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                  undiscovered
                                    managers (TM)

P R O S P E C T U S



      , 1998





                        UNDISCOVERED MANAGERS FUNDS FOR INSTITUTIONAL INVESTORS INSTITUTIONAL CLASS SHARES OF:
                        -------------------------------------------------------

                               UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
                               UNDISCOVERED MANAGERS SPECIAL SMALL CAP FUND
                               UNDISCOVERED MANAGERS REIT FUND
                               UNDISCOVERED MANAGERS SMALL CAP VALUE FUND
                               UNDISCOVERED MANAGERS HIDDEN VALUE FUND
                               UNDISCOVERED MANAGERS CORE EQUITY FUND
                               UNDISCOVERED MANAGERS ALL CAP VALUE FUND






Undiscovered Managers Funds
Plaza of the Americas
700 North Pearl Street
Dallas, Texas 75201
1-888-242-3514

Prospectus                                                         , 1998



                          UNDISCOVERED MANAGERS FUNDS


Undiscovered Managers Funds (the "Trust") is a registered open-end management investment company with seven separately managed, no-load portfolios (each a "Fund" and collectively, the "Funds"). Undiscovered Managers, LLC ("Undiscovered Managers") is the investment adviser of the Funds. Each Fund's portfolio is managed by a sub-adviser selected by Undiscovered Managers for its experience managing a portfolio of this kind:


[bullet] Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth
         Fund") is managed by RJF Asset Management, Inc.

[bullet] Undiscovered Managers Special Small Cap Fund (the "Special Small Cap
         Fund") is managed by Kestrel Investment Management Corporation.

[bullet] Undiscovered Managers REIT Fund (the "REIT Fund") is managed by Bay
         Isle Financial Corporation.

[bullet] Undiscovered Managers Small Cap Value Fund (the "Small Cap Value
         Fund") is managed by J.L. Kaplan Associates, LLC.

[bullet] Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund") is managed by J.L. Kaplan Associates, LLC.


[bullet] Undiscovered Managers Core Equity Fund (the "Core Equity Fund") is managed by Waite & Associates L.L.C.


[bullet] Undiscovered Managers All Cap Value Fund (the "All Cap Value Fund") is managed by E.R. Taylor Investments, Inc.


Each Fund's investment objective is long-term growth of capital, except for the Behavioral Growth Fund, which has the investment objective of growth of capital, and the REIT Fund, which has the investment objective of high total investment return. In seeking to achieve its objective, each Fund invests primarily in equity securities of U.S. companies. There can be no assurance that the Funds will achieve their investment objectives.


Each Fund currently offers one class of shares -- the Institutional Class. This Prospectus concisely describes the information that an investor should know before investing in each Fund. Please read it carefully and keep it for future
reference. A Statement of Additional Information (the "SAI") dated      , 1998,
is available free of charge. Write to Undiscovered Managers, LLC, Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201, or call toll free at 1-888-242-3514. The SAI, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SEC maintains a Website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus and the SAI, and other information regarding registrants that file electronically with the SEC.


For more information about establishing an account, or any other information about the Funds, call 1-888-242-3514.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



                                                                          Page
Summary of Expenses ..................................................     4
The Funds ............................................................     6
  Behavioral Growth Fund .............................................     6
  Special Small Cap Fund .............................................     7
  REIT Fund ..........................................................     8
  Small Cap Value Fund ...............................................     9
  Hidden Value Fund ..................................................    10
  Core Equity Fund ...................................................    12
  All Cap Value Fund .................................................    14
  All Funds ..........................................................    16
More Information About the Funds' Investments and Risk Considerations     17
Management of the Funds ..............................................    19
Portfolio Transactions ...............................................    21
How to Purchase Shares ...............................................    22
Shareholder Services .................................................    24
How to Redeem Shares .................................................    24
Calculation of Performance Information ...............................    25
Dividends, Capital Gain Distributions and Taxes ......................    25
Organization and Capitalization of the Trust .........................    26

                              SUMMARY OF EXPENSES


The following information is provided to assist an investor in understanding the various expenses that an investor in a Fund will bear indirectly. Since the Funds commenced operations on December 29, 1997, the information about each Fund shown below is based on annualized projected expenses of the Institutional Class shares for the 1998 fiscal year. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods, assuming the 5% annual return required under federal regulations.




                                               Behavioral                   Special
                                                 Growth                    Small Cap
                                                  Fund                       Fund                    REIT Fund
                                              ------------   ------------------------------------   ----------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on
   Purchases (as % of offering price) .....       none       none                                      none
 Maximum Sales Load Imposed on
   Reinvested Dividends (as % of
   offering price) ........................       none       none                                      none
 Maximum Deferred Sales Load (as %
   of original purchase price or
   redemption proceeds as applicable) .....       none       none                                      none
 Redemption Fees* .........................       none       none                                      none
 Exchange Fees ............................       none       none                                      none
Annual Operating Expenses
 (as a percentage of average net assets):
 Management Fees ..........................       0.95%      1.15% for the first year; there-          1.05%
                                                             after, fees will vary from 0.65%
                                                             to 1.65% based on the invest-
                                                             ment performance of the Fund
                                                             relative to a benchmark.**
 12b-1 Fees ...............................       none       none                                      none
 Other Operating Expenses (after
   expense reimbursements) ................       0.35%      0.55%                                     0.35%
 Total Operating Expenses (after
   expense reimbursements) ................       1.30%      1.70% for the first year; there-          1.40%
                                                             after, expenses will vary from
                                                             1.20% to 2.20% based on,
                                                             among other things, the invest-
                                                             ment performance of the Fund
                                                             relative to a benchmark.**
Example***:
 An investor would pay the following expenses
   on a $1,000 investment assuming a 5%
   annual return (with or without a redemption
   at the end of each time period):
 One Year .................................      $ 13       $ 17                                       $ 14
 Three Years ..............................      $ 41       $ 38-69**                                  $ 44



------------

 * Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.


 ** The advisory fee rate for the Special Small Cap Fund will vary depending on the investment performance of the Fund. In particular, the applicable fee rate is determined by adding to (or subtracting from) 1.15% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The advisory fee rate will not exceed the annual rate of 1.65% nor be less than the annual rate of 0.65%. The Russell 2000 Index is composed of the common stocks of the 2000 smallest of the 3000 largest publicly-traded U.S. companies, measured by market capitalization. See "Management of the Funds -- Advisory and Sub-Advisory Fees."

*** Under SEC rules, newly-organized funds, such as the Funds, are required to show expenses in an example for one- and three-year periods only.

                                                             Small     Hidden     Core     All Cap
                                                           Cap Value    Value    Equity     Value
                                                             Fund       Fund      Fund       Fund
                                                           ---------  --------   --------- --------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases (as % of
   offering price) ......................................... none      none       none       none
 Maximum Sales Load Imposed on Reinvested Dividends
   (as % of offering price) ................................ none      none       none       none
 Deferred Sales Load (as % of original purchase price or
   redemption proceeds as applicable) ...................... none      none       none       none
 Redemption Fees* .......................................... none      none       none       none
 Exchange Fees ............................................. none      none       none       none
Annual Operating Expenses
 (as a percentage of average net assets):
 Management Fees ........................................... 1.05%     0.95%      0.74%      0.74%
 12b-1 Fees ................................................ none      none       none       none
 Other Operating Expenses (after expense
   reimbursements) ......................................... 0.35%     0.35%      0.25%      0.25%
 Total Operating Expenses (after expense
   reimbursements) ......................................... 1.40%     1.30%      0.99%      0.99%
 Example**:
 An investor would pay the following expenses on a
   $1,000 investment assuming a 5% annual return (with
   or without a redemption at the end of each time
   period):
 One Year .................................................. $ 14      $ 13       $ 10       $ 10
 Three Years ............................................... $ 44      $ 41       $ 32       $ 32


------------
 * Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.


 ** Under SEC rules, newly-organized funds, such as the Funds, are required to show expenses in an example for one- and three-year periods only.

Other Operating Expenses are based on estimated amounts for the 1998 fiscal year after giving effect to voluntary expense limitations. Undiscovered Managers, the Funds' investment adviser, has voluntarily agreed, for an indefinite period, to limit each Fund's Total Operating Expenses to the percentages of net assets shown above, subject to later reimbursement by the Funds in certain circumstances. Without this agreement, estimated Other Operating Expenses and Total Operating Expenses would be 2.24% and 3.19%, respectively, for the Behavioral Growth Fund, 2.31% and 3.46%, respectively, for the Special Small Cap Fund, 2.32% and 3.37%, respectively, for the REIT Fund, 2.32% and 3.37%, respectively, for the Small Cap Value Fund, 2.28% and 3.23%, respectively, for the Hidden Value Fund, 2.25% and 2.99%, respectively, for the Core Equity Fund, and 2.24% and 2.98%, respectively, for the All Cap Value Fund. See "Management of the Funds -- Advisory and Sub-Advisory Fees."

                                   THE FUNDS



The following sections present information about the investment objective, policies and strategies, sub-adviser and portfolio manager(s) for each Fund. The sections also present information about the investment performance of accounts managed by certain of the Funds' sub-advisers ("Performance Information"). THIS PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE FUNDS. THE FUNDS COMMENCED OPERATIONS ON DECEMBER 29, 1997 AND EACH HAS A LIMITED PERFORMANCE RECORD OF ITS OWN. THE FOLLOWING PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF ANY OF THE FUNDS. EACH FUND'S PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN BELOW. FOR MORE ABOUT THE PERFORMANCE INFORMATION, SEE "ALL FUNDS--PAST PERFORMANCE OF CERTAIN SUB-ADVISERS" BELOW.



BEHAVIORAL GROWTH FUND
-------------------------

The Behavioral Growth Fund's investment objective is growth of capital.

The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser believes have growth characteristics. In selecting stocks for the Fund, the sub-adviser applies principles based on behavioral studies. The sub-adviser believes that behavioral biases on the part of investors may cause the market to under-react to new, positive information concerning a company. The sub-adviser analyzes companies that have recently announced higher than expected earnings, and seeks to determine whether the market value of the company's stock fully reflects the sub-adviser's expectations as to the company's future earnings and growth prospects. The Fund invests in stocks with market capitalization of $150 million or more. The sub-adviser expects that the median market capitalization of stocks held by the Fund will ordinarily be approximately $1 billion, and that the average market capitalization will be between $1.5 and $2 billion, but the median and average capitalizations could be significantly higher or lower. The Fund will ordinarily remain substantially fully invested in common stocks.

RJF Asset Management, Inc. ("RJF Management") is the sub-adviser to the Fund. RJF Management, 1300 S. El Camino Real, Suite 504, San Mateo, California was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.

Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for the management of the Fund's portfolio. Mr. Fuller founded RJF Management and has served as its President since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined RJF Management in 1996, having previously been employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as Vice President and Research Analyst at Fisher Investments from 1989 to 1996.

SPECIAL SMALL CAP FUND
-------------------------

The Special Small Cap Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing primarily in common stocks of small cap U.S. companies that have one or more of the following special characteristics: (1) the company has recently been spun off or divested from a former parent company, (2) the company has announced or is conducting a program to buy back its own stock, (3) the company has made or intends to make a relatively significant sale of assets, or (4) the sub-adviser believes the company is undervalued because of other special circumstances, such as regulatory changes affecting its industry. Under normal market conditions, the Fund invests at least 65% of its assets in stocks of companies in such special situations with market capitalization of between $50 million and $1.2 billion.

Kestrel Investment Management Corporation ("Kestrel Management") is the sub-adviser to the Fund. Kestrel Management, 1300 S. El Camino Real, Suite 502, San Mateo, California, was founded in 1993, and serves as an investment adviser for pension and profit sharing plans, trusts, charitable organizations, and other institutional and individual investors.

David J. Steirman and Abbott J. Keller have day-to-day responsibility for the management of the Fund. Messrs. Steirman and Keller have served as President and Chief Investment Officer, respectively, of Kestrel Management since founding the firm in 1993. Messrs. Steirman and Keller have worked together in the investment management business for nearly twenty years, having served from 1981 to 1993 as vice president and investment strategist, respectively, at Concord Capital Management, and having both been employed before that at American National Bank of Chicago.


The gross investment performance for the period from August 17, 1993 to December 31, 1997 of discretionary, fee-paying accounts managed by Kestrel Management with investment objectives substantially similar to that of the Special Small Cap Fund has been attested to by KPMG Peat Marwick LLP for use in connection with the registration statement of the Trust under the Securities Act of 1933 (the "Securities Act"), in accordance with standards established by the Association for Investment Management and Research. This investment performance
(i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions and (ii) has been adjusted for actual fees and expenses incurred by the accounts. The resulting net performance is presented in the table below. The benchmark index to which the accounts are compared is the Russell 2000 Index. The Russell 2000 Index is an unmanaged index representing the performance of the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization. Although used as a benchmark, the Russell 2000 Index's performance may not be comparable to the performance of the accounts since, unlike the performance of the accounts, the Russell 2000 Index's performance has not been adjusted for any fees or expenses.

The information provided does not represent the performance of the Special Small Cap Fund, which commenced operations on December 29, 1997 and has a limited performance record of its own. The following information should not be considered a prediction of future performance of the Special Small Cap Fund. The Special Small Cap Fund's performance may be higher or lower than that shown below. For more information about the performance data, see "All Funds--Past Performance of Certain Sub-Advisers" below.



--------------------------------------------------------------------------------
                              Accounts(%)        Russell 2000 Index(%)
--------------------------------------------------------------------------------
1997                           30.67                     22.36
1996                           36.33                     16.49
1995                           30.22                     28.47
1994                            8.89                     (1.83)
8/17/93* - 12/31/93             9.31                      8.30
--------------------------------------------------------------------------------
                              Accounts(%)        Russell 2000 Index(%)
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 Year                         30.67                     22.36
3 Years                        32.38                     22.34
Since 8/17/93*                 26.18                     16.45
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------
1 Year                         30.67                     22.36
3 Years                       131.97                     83.11
Since 8/17/93*                176.39                     94.66
--------------------------------------------------------------------------------

* 8/17/93 is the date of inception of Kestrel Management.

REIT FUND
-------------------------

The REIT Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

The Fund seeks to achieve its objective by investing substantially all of its assets, and in any event in normal market conditions at least 65% of its assets, in equity securities of real estate investment trusts ("REITs"), including REITs with relatively small market capitalization. In selecting investments for the Fund, the Fund's sub-adviser seeks to identify REITs that have good management, strong balance sheets, above average growth in funds from operations and that trade at a discount to their underlying value.

Bay Isle Financial Corporation ("Bay Isle") is the Fund's sub-adviser. Bay Isle, 160 Sansome Street, San Francisco, California, was founded in 1986, and serves an investment adviser to pension and profit sharing plans, trusts, charitable organizations, and other institutional and individual investors.


William F.K. Schaff has day-to-day responsibility for the management of the Fund's portfolio. He receives significant analytical assistance from Bay Isle's chief REIT analyst, Ralph L. Block. Mr. Schaff has served as a portfolio manager and Chief Investment Officer of Bay Isle since 1989. Mr. Block has nearly 30 years' experience investing in REITs and is the author of a recent book on REIT investing, The Essential REIT. Mr. Block has served as a REIT analyst for Bay Isle since 1993. Mr. Block was also a Partner of the law firm of Graven Perry Block Brody & Qualls from 1969 to 1995.

SMALL CAP VALUE FUND
-------------------------

The Small Cap Value Fund's investment objective is long-term growth of capital.


The Fund seeks to achieve its objective by investing primarily in common stocks of companies with a market float of $1.2 billion or less that the Fund's sub-adviser considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. (Market float is the total value of all the outstanding shares of a company that are registered for public trading and does not include shares held by company founders or other insiders that are not freely resalable.) In selecting stocks for the Fund, the Fund's sub-adviser will consider, among other things, the issuer's earning power and the relative value of the issuer's assets. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies with a market float of $1.2 billion or less.

J.L. Kaplan Associates, LLC ("Kaplan Associates") is the sub-adviser to the Fund. Kaplan Associates, 75 Park Plaza, 4th Floor, Boston, Massachusetts, is the successor firm to J.L. Kaplan Associates, an investment advisory firm founded in 1976. Kaplan Associates serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors. Kaplan Associates believes that a stock can be a good value either by virtue of exceptional earning power or because such stock sells at a substantial discount to its asset base.

James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the Fund's portfolio. Mr. Kaplan has been the principal of Kaplan Associates and its predecessor since founding the firm in 1976. From 1972 to 1984, he was Associate Professor of Mathematics at Boston University. Mr. Weisman has been a portfolio manager at the firm since 1986. From 1984 to 1986, Mr. Weisman was an investment analyst at Delphi Management, Inc.

The gross investment performance for the period from January 1, 1990 to December 31, 1997 of discretionary, fee-paying accounts managed by Kaplan Associates and its predecessor with investment objectives substantially similar to that of the Small Cap Value Fund has been attested to by Deloitte & Touche LLP for use in connection with the registration statement of the Trust under the Securities Act. This investment performance (i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions and (ii) has been adjusted for actual fees and expenses incurred by the accounts. The resulting net performance is presented in the table below. The benchmark index to which the accounts are compared is the Russell 2000 Index. The Russell 2000 Index is an unmanaged index representing the performance of the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization. Although used as a benchmark, the Russell 2000 Index's performance may not be comparable to the performance of the accounts since, unlike the performance of the accounts, the Russell 2000 Index's performance has not been adjusted for any fees or expenses.

The information provided does not represent the performance of the Small Cap Value Fund, which commenced operations on December 29, 1997 and has a limited performance record of its own. The following information should not be considered a prediction of future performance of the Small Cap Value Fund. The Small Cap Value Fund's performance may be higher or lower than that shown below. For more information about the performance data, see "All Funds--Past Performance of Certain Sub-Advisers" below.



--------------------------------------------------------------------------------
             Small Cap Equity Accounts*(%)      Russell 2000 Index(%)
--------------------------------------------------------------------------------
1997                  37.14                              22.36
1996                  41.24                              16.49
1995                  29.16                              28.47
1994                   1.69                              (1.83)
1993                   9.51                              18.89
1992                  10.88                              18.43
1991                  37.03                              46.05
1990**               (19.39)                            (19.52)
--------------------------------------------------------------------------------
             Small Cap Equity Accounts*(%)     Russell 2000 Index(%)
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 Year                37.14                              22.36
3 Years               35.76                              22.34
5 Years               22.74                              16.40
Since 1/1/90**        16.58                              14.60
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------
1 Year                37.14                              22.36
3 Years              150.19                              83.11
5 Years              178.62                             113.71
Since 1/1/90**       241.24                             197.49
--------------------------------------------------------------------------------

 * The performance information for accounts managed by Kaplan Associates and its predecessor represents the average quarterly returns for accounts with assets in excess of $250,000.

** 1/1/90 is the date of inception of the small cap equity accounts managed by Kaplan Associates and its predecessor.

HIDDEN VALUE FUND
-------------------------

The Hidden Value Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing primarily in common stocks of companies that the Fund's sub-adviser considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. The sub-adviser believes the value of certain stocks will tend to be "hidden" from the market for reasons including the coverage of certain companies by relatively few securities analysts. The sub-adviser expects that the median market capitalization of stocks held by the Fund will ordinarily range from $800 million to $5 billion. In selecting stocks for the Fund, the sub-adviser will consider, among other things, the issuer's earning power and the relative value of the issuer's assets. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks.


The Fund's sub-adviser is Kaplan Associates, and James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the Fund's portfolio. For more information about Kaplan Associates and Messrs. Kaplan and Weisman, see "Small Cap Value Fund" above.

The gross investment performance for the period from January 1, 1988 to December 31, 1997 of the single, discretionary, fee-paying pooled account managed by Kaplan Associates and its predecessor with investment objectives substantially similar to that of the Hidden Value Fund has been attested to by Deloitte & Touche LLP for use in connection with the registration statement of the Trust under the Securities Act. This investment performance (i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions and (ii) has been adjusted for actual fees and expenses incurred by the pooled account. The resulting net performance is presented in the table below. The benchmark index to which the pooled account is compared is the Russell Midcap Index (the "Russell Midcap"). The Russell Midcap is an unmanaged index representing the performance of the 800 smallest of the 1000 largest U.S.-domiciled corporations, ranked by market capitalization. Although used as a benchmark, the Russell Midcap's performance may not be comparable to the performance of the pooled account since, unlike the performance of the pooled account, the Russell Midcap's performance has not been adjusted for any fees or expenses.

The information provided does not represent the performance of the Hidden Value Fund, which commenced operations on December 29, 1997 and has a limited performance record of its own. The following information should not be considered a prediction of future performance of the Hidden Value Fund. The Hidden Value Fund's performance may be higher or lower than that shown below. For more information about the performance data, see "All Funds--Past Performance of Certain Sub-Advisers" below.




--------------------------------------------------------------------------------
          Mid Cap Equity Pooled Account*(%)     Russell Midcap(%)
--------------------------------------------------------------------------------
1997                      33.06                        29.00
1996                      34.30                        19.00
1995                      32.23                        34.46
1994                       5.13                        (2.08)
1993                      14.98                        14.29
1992                       6.70                        16.37
1991                      23.48                        41.53
1990                     (11.32)                      (11.49)
1989                      21.48                        26.26
1988                      29.84                        19.80
--------------------------------------------------------------------------------

* The performance information represents the average quarterly returns for a single pooled account, which is the only account managed in this style by Kaplan Associates and its predecessor.

--------------------------------------------------------------------------------
                       Mid Cap Equity Pooled Account*(%)     Russell Midcap(%)
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 Year                               33.06                         29.00
3 Years                              33.20                         27.32
5 Years                              23.36                         18.23
10 Years                             18.07                         17.68
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------
1 Year                               33.06                         29.00
3 Years                             136.30                        106.41
5 Years                             185.64                        131.00
10 Years                            426.40                        409.33
--------------------------------------------------------------------------------


* The performance information represents the average quarterly returns for a single pooled account, which is the only account managed in this style by Kaplan Associates and its predecessor.

CORE EQUITY FUND
-------------------------

The Core Equity Fund's investment objective is long-term growth of capital.


The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks of well-established, high-quality U.S. companies. Although the common stocks in which the Fund invests will typically have larger market capitalization, the Fund may invest in stocks with capitalization as low as $1 billion. In selecting investments for the Fund, the Fund's sub-adviser will consider, among other things, its expectations as to the relative performance of various sectors of the economy and the relative growth prospects of different companies within such sectors. Under normal market conditions, the Fund will ordinarily be substantially fully invested in common stocks of U.S. companies.

Waite & Associates L.L.C. is the Fund's sub-adviser. Waite & Associates L.L.C., 601 South Figueroa Street, Los Angeles, California, is the successor firm to Waite & Associates, the successor firm to Waite & Correnti, an investment advisory firm founded in 1978. Leslie A. Waite and Diana L. Calhoun have day-to-day responsibility for the management of the Fund's portfolio. Mr. Waite founded Waite & Correnti in 1978 and has served as President and Chief Investment Officer of the firm since then. Ms. Calhoun joined the firm in 1981 and holds the positions of Managing Director and Senior Portfolio Manager.

The gross investment performance for the period from January 1, 1988 to December 31, 1997 of discretionary, fee-paying accounts managed by Waite & Associates L.L.C. and its predecessors with investment objectives substantially similar to that of the Core Equity Fund has been attested to by KPMG Peat Marwick LLP for use in connection with the registration statement of the Trust under the Securities Act, in accordance with standards established by the Association for Investment Management and Research. This investment performance
(i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions and (ii) has been adjusted for actual fees and expenses incurred by the accounts. The resulting net performance is presented in the table below. The benchmark index to which the accounts are compared is the Standard & Poor's 500 Index (the "S&P 500"). The S&P 500 is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. Although used as a benchmark, the S&P 500's performance may not be comparable to the performance of the accounts since, unlike the performance of the accounts, the S&P 500's performance has not been adjusted for any fees or expenses.

The information provided does not represent the performance of the Core Equity Fund, which commenced operations on December 29, 1997 and has a limited performance record of its own. The following information should not be considered a prediction of future performance of the Core Equity Fund. The Core Equity Fund's performance may be higher or lower than that shown below. For more information about the performance data, see "All Funds--Past Performance of Certain Sub-Advisers" below.




--------------------------------------------------------------------------------
                        Accounts(%)                      S&P 500(%)
--------------------------------------------------------------------------------
1997                       39.02                           33.36
1996                       27.72                           22.97
1995                       42.78                           37.59
1994                        0.32                            1.32
1993                       12.30                           10.08
1992                        7.49                            7.61
1991                       22.23                           30.45
1990                        2.77                           (3.09)
1989                       21.32                           31.55
1988                       12.25                           16.57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Accounts(%)                      S&P 500(%)
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 Year                    39.02                            33.36
3 Years                   36.35                            31.16
5 Years                   23.36                            20.27
10 Years                  18.04                            18.04
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------
1 Year                    39.02                            33.36
3 Years                  153.51                           125.64
5 Years                  185.62                           151.67
10 Years                 425.21                           425.07
--------------------------------------------------------------------------------

ALL CAP VALUE FUND
-------------------------

The All Cap Value Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing in common stocks of companies of any market capitalization (small-, mid- or large-cap) that its sub-adviser believes are undervalued and therefore offer above-average potential for capital growth. In selecting these stocks, the sub-adviser will consider, among other things, the issuer's cash flow, price-to-book ratio, return on capital, balance sheets, and management. The Fund will ordinarily remain substantially fully invested in common stocks.

E.R. Taylor Investments, Inc. ("E.R. Taylor") is the sub-adviser to the Fund. E.R. Taylor, 46 South Main Street, Suite 4, Concord, New Hampshire, was founded in 1983, and serves as an investment adviser to endowment funds, charitable organizations and other institutional and individual investors. E.R. Taylor's philosophy is to invest in undervalued, quality companies where management uses cash flow to build shareholder value.


Investment decisions for the Fund are made by E.R. Taylor's Investment Committee, which consists of six investment professionals. Sherwood T. Small, President of E.R. Taylor, is the Chairman of the Investment Committee. Mr. Small has served as President of E.R. Taylor since 1992.

The gross investment performance for the period from January 1, 1993 to December 31, 1997 of discretionary, fee-paying accounts managed by E.R. Taylor with investment objectives substantially similar to that of the All Cap Value Fund has been attested to by KPMG Peat Marwick LLP for use in connection with the registration statement of the Trust under the Securities Act, in accordance with standards established by the Association for Investment Management and Research. This investment performance (i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions and (ii) has been adjusted for actual fees and expenses incurred by the accounts. The resulting net performance is presented in the table below. The benchmark index to which the accounts are compared is the S&P 500. The S&P 500 is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. Although used as a benchmark, the S&P 500's performance may not be comparable to the performance of the accounts since, unlike the performance of the accounts, the S&P 500's performance has not been adjusted for any fees or expenses.

The information provided does not represent the performance of the All Cap Value Fund, which commenced operations on December 29, 1997 and has a limited performance record of its own. The following information should not be considered a prediction of future performance of the All Cap Value Fund. The All Cap Value Fund's performance may be higher or lower than that shown below. For more information about the performance data, see "All Funds--Past Performance of Certain Sub-Advisers" below.




--------------------------------------------------------------------------------
                                  Accounts*(%)             S&P 500(%)
--------------------------------------------------------------------------------
1997                                 26.12                  33.36
1996                                 25.87                  22.97
1995                                 38.29                  37.59
1994                                 (0.61)                  1.32
1993**                                8.29                  10.08
--------------------------------------------------------------------------------

* The performance information for accounts managed by E.R. Taylor represents non-taxable portfolios with a beginning market value greater than E.R. Taylor's minimum account size (currently $500,000) which have been under management with E.R. Taylor for at least one full quarter.

** 1/1/93 is the date at which Sherwood T. Small, the Chairman of E.R. Taylor's Investment Committee, assumed sole investment responsibility for accounts managed by E.R. Taylor.

--------------------------------------------------------------------------------
                                  Accounts*(%)           S&P 500(%)
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 Year                                 26.12                36.36
3 Years                                29.97                31.16
5 Years**                              18.77                20.27
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------
1 Year                                 26.12                33.36
3 Years                               119.55               125.64
5 Years**                             136.31               151.67
--------------------------------------------------------------------------------

* The performance information for accounts managed by E.R. Taylor represents non-taxable portfolios with a beginning market value greater than E.R. Taylor's minimum account size (currently $500,000) which have been under management with E.R. Taylor for at least one full quarter.

** 1/1/93 is the date at which Sherwood T. Small, the Chairman of E.R. Taylor's Investment Committee, assumed sole investment responsibility for accounts managed by E.R. Taylor.

                                   ALL FUNDS



THE FUNDS' INVESTMENTS
In addition to the investments described above, each Fund may lend its portfolio securities and enter into repurchase agreements. See "More Information About the Funds' Investments and Risk Considerations" below.


INVESTMENT POLICIES
Except for investment policies that are identified as "fundamental," all of the investment policies of each Fund may be changed without a vote of Fund shareholders.


DIVERSIFICATION
Each Fund is a "diversified" fund, as defined in the Investment Company Act of 1940 (the "1940 Act"), except for the REIT and the Special Small Cap Funds, which are "non-diversified." With respect to 75% of its assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) while the remaining 25% of its total assets is not subject to such restriction. A non-diversified fund is restricted with respect to 50% of its total assets from investing more than 5% of its total assets in the securities of any one issuer (except U.S. government securities), and with respect to the remaining 50% of its total assets from investing more than 25% of its total assets in the securities of any one issuer. A non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund. Accordingly, a non-diversified fund is more susceptible to risks associated with particular issuers than a diversified fund.


PAST PERFORMANCE OF CERTAIN SUB-ADVISERS
As stated above, information about the investment performance of accounts managed by certain of the Funds' sub-advisers (and, in certain cases, their predecessors) is provided above. Investment performance is shown on an annual return basis, with returns for periods of less than one year not annualized, and on an average annual return and cumulative return basis. Past performance information is provided for the 10-year period ended December 31, 1997, except where the sub-adviser has managed accounts using substantially the same investment objective as the relevant Fund for a period of less than 10 years. In the case of E.R. Taylor, performance information is provided for the period from January 1, 1993, the date at which Sherwood T. Small, the Chairman of the Investment Committee of E.R. Taylor, assumed sole investment responsibility for accounts managed by E.R. Taylor.

The information represents performance data furnished by certain of the Funds' sub-advisers relating to accounts managed by them. In each case, the relevant sub-adviser's accounts have investment objectives substantially similar to that of the Fund(s) managed by that sub-adviser; were managed throughout the periods shown using investment styles and strategies substantially similar (although not necessarily identical) to that of the relevant Fund; and except as noted above include all of the fully-discretionary, fee-paying equity accounts managed by such sub-adviser during the periods shown using investment objectives, policies and strategies substantially similar to that of the relevant Fund. The returns are adjusted to give effect to the actual fees and expenses incurred by the accounts. AS STATED ABOVE, THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE FUNDS. THE FUNDS COMMENCED OPERATIONS ON DECEMBER 29, 1997 AND EACH HAS A LIMITED PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF ANY OF THE FUNDS. EACH FUND'S PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN.

During the periods shown, the sub-advisers' accounts were managed by the portfolio manager(s) who will be responsible for the day-to-day portfolio management of the Fund(s) managed by that sub-adviser.

The accounts are not subject to the same types of expenses to which each of the Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on each of the Funds by the 1940 Act or the Internal Revenue Code of 1986 (the "Code"). The performance results for the accounts shown above might have been less favorable had the accounts been subject to these requirements, restrictions and limitations.

     MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS


It is important to understand the following risks inherent in a Fund before you invest.


COMMON STOCKS AND OTHER EQUITY SECURITIES
Common stocks and similar equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include securities exercisable for or convertible into common stocks (e.g., warrants). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.


SMALL COMPANIES
All of the Funds may invest in companies with relatively small market capitalization, and several of the Funds will invest primarily in such companies. See "The Funds" above.

Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.


REPURCHASE AGREEMENTS
All of the Funds will normally invest at least 65% of their total assets in common stocks. Any assets not invested in common stocks or other equity securities will generally be held in the form of cash or in repurchase agreements.

Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.


LOANS OF SECURITIES
The Funds may lend their portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Funds. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to ter-mination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-third of its net assets. A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities or decline in the value of the collateral.


REAL ESTATE INVESTMENT TRUSTS

The REIT Fund will invest primarily in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Code, a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it generally distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs, and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITS combine the characteristics of both Equity REITs and Mortgage REITs.

While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets' risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund invests may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.

                            MANAGEMENT OF THE FUNDS


Undiscovered Managers is the investment adviser of each Fund and has responsibility for the management of the Funds' affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers monitors and evaluates each sub-adviser to assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund.

Pursuant to an Administrative Services Agreement, Undiscovered Managers has agreed to provide each Fund all administrative services, including but not limited to corporate secretarial, treasury, blue sky and fund accounting services. For these services, each Fund pays Undiscovered Managers a monthly fee at the annual rate of .25% of the Fund's average net asset value. Undiscovered Managers has entered into an agreement with First Data Investor Services Group, Inc. ("First Data") to provide certain of the foregoing administrative services. First Data has no responsibility with respect to the oversight of any Fund's investment advisory services.


Undiscovered Managers was organized in 1997 as a Delaware limited liability company and has no prior experience managing mutual funds. The address of Undiscovered Managers is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201. Mark P. Hurley, the President of Undiscovered Managers, and AMRESCO, Inc., a publicly traded corporation engaged in residential mortgage banking, commercial mortgage banking, asset management and commercial finance, each own more than 25% of the voting securities of Undiscovered Managers and therefore are regarded to control Undiscovered Managers for purposes of the 1940 Act. Each of the sub-advisers is regarded for purposes of the 1940 Act as being controlled by the following persons, each of whom is a principal of the firm and owns more than 25% of the voting securities of the firm: Russell J. Fuller (RJF Management); David J. Steirman and Abbott J. Keller (Kestrel Management); Gary
G. Pollock and William F.K. Schaff (Bay Isle); James L. Kaplan (Kaplan Associates); Leslie A. Waite (Waite & Associates L.L.C.); and Sherwood T. Small (E.R. Taylor). Except for Bay Isle, none of the sub-advisers has prior experience managing a mutual fund.


The Bank of New York is the custodian for the Funds and First Data Distributors, Inc. is the distributor for the Funds.


ADVISORY AND SUB-ADVISORY FEES
Each Fund pays Undiscovered Managers a management fee at the following annual percentage rates of the Fund's daily net assets:



                Fund                       Fee Rate
                ----                       --------
  Behavioral Growth Fund                    0.95%
  Special Small Cap Fund                    0.65-1.65%*
  REIT Fund                                 1.05%
  Small Cap Value Fund                      1.05%
  Hidden Value Fund                         0.95%
  Core Equity Fund                          0.74%
  All Cap Value Fund                        0.74%

------------
* The advisory fee rate for the Special Small Cap Fund will vary depending on the investment performance of the Fund. In particular, the applicable fee rate is determined by adding to (or subtracting from) 1.15% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The advisory fee rate will not exceed the annual rate of 1.65% nor be less than the annual rate of 0.65%. Until the end of the first calendar quarter ending on or after the 364th day following the commencement of the Fund's operations, the annual fee rate shall be 1.15%. The Russell 2000 Index is composed of the common stocks of the 2000 smallest of the 3000 largest publicly-traded U.S. companies, measured by market capitalization. The Fund uses the Russell 2000 Index as the standard of performance comparison because that index is well known to investors and is commonly regarded as representative of the performance of United States smaller capitalization stocks. The sponsor of the Russell 2000 Index does not sponsor and is not in any other way affiliated with the Fund.

As described above, the advisory fee rate for the Special Small Cap Fund will vary depending on the investment performance of the Fund. The following table provides information concerning a range of potential advisory fee rates for the Special Small Cap Fund.


    Special Small Cap Fund
   Total Return Differential
       with respect to             Fee
     Russell 2000 Index         Percentage
     ------------------         ----------
             -2.5%                 .65%*
             -1.5%                 .85%
                0%                1.15%
              1.5%                1.45%
              2.5%                1.65%**

------------
 * Minimum advisory fee rate even if the differential for the Fund for the hypothetical period was less than 2.5%.

** Maximum advisory fee rate even if the differential for the Fund for the hypothetical period exceeded 2.5%.

Undiscovered Managers pays each Fund's sub-adviser a sub-advisory fee at the following annual percentage rates of the specified levels of the Fund's average daily net assets:



Fund                      Sub-adviser                        Fee Rate as % of Fund's Net Assets
------------------------------------------------------------------------------------------------------
 Behavioral Growth Fund   RJF Management               0.60%   of the first $200 million
                                                        ----------------------------------------------
                                                       0.55%   of the next $100 million
                                                        ----------------------------------------------
                                                       0.50%   of assets in excess of $300 million
------------------------------------------------------------------------------------------------------
 Special Small Cap Fund   Kestrel Management           0.30%-  of all assets
                                                       1.30%*
------------------------------------------------------------------------------------------------------
 REIT Fund                Bay Isle                     0.70%   of the first $200 million
                                                      ------------------------------------------------
                                                       0.65%   of the next $100 million
                                                      ------------------------------------------------
                                                       0.60%   of assets in excess of $300 million
------------------------------------------------------------------------------------------------------
 Small Cap Value Fund     Kaplan Associates            0.70%   of the first $200 million
                                                      ------------------------------------------------
                                                       0.65%   of the next $100 million
                                                      ------------------------------------------------
                                                       0.60%   of assets in excess of $300 million
------------------------------------------------------------------------------------------------------
 Hidden Value Fund        Kaplan Associates            0.60%   of the first $200 million
                                                      ------------------------------------------------
                                                       0.55%   of the next $100 million
                                                      ------------------------------------------------
                                                       0.50%   of assets in excess of $300 million
------------------------------------------------------------------------------------------------------
 Core Equity Fund         Waite & Associates L.L.C.    0.40%   of the first $200 million
                                                      ------------------------------------------------
                                                       0.35%   of the next $100 million
                                                      ------------------------------------------------
                                                       0.30%   of assets in excess of $300 million
------------------------------------------------------------------------------------------------------
 All Cap Value Fund       E.R. Taylor                  0.40%   of the first $200 million
                                                      ------------------------------------------------
                                                       0.35%   of the next $100 million
                                                      ------------------------------------------------
                                                       0.30%   of assets in excess of $300 million
------------------------------------------------------------------------------------------------------

------------
*The sub-advisory fee rate for the Special Small Cap Fund will vary depending on the investment performance of the Fund. In particular, the applicable fee rate is determined by adding to (or subtracting from) 0.80% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The sub-advisory fee rate will not exceed the annual rate of 1.30% nor be less than the annual rate of 0.30%. Until the end of the first calendar quarter ending on or after the 364th day following the commencement of the Fund's operations, the annual fee rate shall be 0.80%. For more information about the Russell 2000 Index, see the footnote to the Funds' Advisory Fee Table above.


The Trust intends to apply for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and cer-tain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund without obtaining shareholder approval. The exemptive request will also seek to permit, without obtaining shareholder approval, the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued after events that would otherwise cause an automatic termination of a sub-advisory agreement when such changes or continuation are approved by the Trust's Board of Trustees. This Prospectus would be revised and shareholders notified if the sub-adviser of any Fund is changed.


OTHER FUND EXPENSES

In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Undiscovered Managers, including taxes, brokerage commissions, fees and expenses of registering and qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and Trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of Trustees who are not directors, officers or employees of Undiscovered Managers.


Undiscovered Managers has voluntarily agreed, for an indefinite period, to pay the expenses of each Fund in excess of the following annual percentage rates of the average daily net assets of each Fund, subject to the obligation of the Fund to repay Undiscovered Managers such expenses in future years, if any, when the Fund's expenses fall below the stated percentage rate, but only to the extent that such repayment would not cause the Fund's expenses in any such future year to exceed the stated percentage rate, and provided that the Funds are not obligated to repay any such expenses more than two years after the end of the fiscal year in which they were incurred: 0.99% for the All Cap Value Fund and the Core Equity Fund; 1.30% for the Behavioral Growth Fund and the Hidden Value Fund; 1.40% for the REIT Fund and the Small Cap Value Fund; and, for the Special Small Cap Fund, the sum of 0.55% plus the advisory fee rate for the Fund for the year in question. Undiscovered Managers may change or terminate these voluntary arrangements at any time, but the Funds' Prospectus would be supplemented to describe the change.


                            PORTFOLIO TRANSACTIONS


In addition to selecting portfolio investments for the Fund(s) it manages, each sub-adviser selects brokers or dealers to execute securities purchases and sales for the Fund's account. Each sub-adviser selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each sub-adviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Funds will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

A sub-adviser's receipt of research services from brokers may sometimes be a factor in its selection of a broker that it believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is in many cases not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the sub-adviser's expenses. Such services may be used by a sub-adviser in managing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National

Association of Securities Dealers, Inc., and subject to seeking best price and execution, purchases of shares of a Fund by customers of broker-dealers may be considered as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

A sub-adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the sub-adviser an amount of commission for effecting a securities transaction for that Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. The sub-adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the sub-adviser's overall responsibilities to the Fund and its other clients. The sub-advisers currently have no intention of executing transactions on such basis. The sub-adviser's authority to cause a Fund to pay greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.

It is not possible to predict the Funds' portfolio turnover rates with certainty. Each Fund's sub-adviser has indicated, however, that it does not expect that the annual portfolio turnover rate of the Fund(s) it manages would normally exceed the following rates: 50% for the All Cap Value, Core Equity and REIT Funds; 75% for the Small Cap Value, Hidden Value and Special Small Cap Funds; and 200% for the Behavioral Growth Fund. Any Fund's portfolio turnover rate in any year could be significantly higher or lower than these estimates. Higher levels of portfolio turnover may result in higher transactions costs and higher levels of taxable realized capital gains.


                            HOW TO PURCHASE SHARES


An investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:


               Undiscovered Managers Funds
               4400 Computer Drive
               P.O. Box 5181
               Westborough, MA 01581-5181

The minimum initial investment for the Institutional Class of each Fund's shares is $250,000 in that Fund. A minimum investment of $10,000 applies to the Trustees of the Trust, investment advisory clients of the sub-advisers (and their directors, officers and employees), and employees of Undiscovered Managers and the parents, spouses and children of the foregoing. The minimum investment may be waived by Undiscovered Managers in its sole discretion and will be waived for any new shareholder in Undiscovered Managers Funds who initially invests less than $250,000 but signs a letter of intent stating the shareholder's intention to bring his or her balance to $250,000 within six months after the initial purchase. For investors who purchase through a financial intermediary and hold their shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to the investors individually. Undiscovered Managers reserves the right to redeem the accounts at net asset value of shareholders that have signed a letter of intent but fail to meet the minimum investment within the specified time or to waive any minimum investment in its sole discretion. Subsequent investments must be at least $50,000.

If the balance in a shareholder's account with a Fund is less than a minimum amount set by the Trustees of the Trust from time to time (currently $250,000 for all accounts), that Fund may close the account and send the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Shares of any Fund may be purchased by (i) cash, (ii) exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or (iii) any combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Undiscovered Managers that the securities to be exchanged are acceptable for purchase by the Fund. In all cases, Undiscovered Managers reserves the right to reject any securities that are proposed for exchange. Securities accepted by Undiscovered Managers in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, a gain or loss for federal income tax purposes would be realized upon the exchange of securities by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 1-888-242-3514.


Undiscovered Managers will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Undiscovered Managers and the applicable sub-adviser in their discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of Fund's shares may purchase additional shares of that Fund by an exchange of securities.

All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds. Third party checks will not be accepted. When purchases are made by check, redemption proceeds will not be sent until the check paying for the investment has cleared, which may take up to 15 calendar days.

Upon acceptance of an investor's order, First Data opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.


After an account has been established, an investor may send subsequent investments at any time directly to First Data at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.


Initial and subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to Boston Safe Deposit & Trust Company, ABA #011001234. The text of the wire should read as follows:

     Boston Safe Deposit & Trust Company
     ABA #011001234
     Account #145483
     FOB: Shareholder Name and Account Number
     FOR: Undiscovered Managers Funds


A bank may charge a fee for transmitting funds by wire.

Each Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.


Except for the broker-dealer transaction-based or other fees described in the next paragraph, the price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or sub-agent. Shares of each Fund are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the SAI.

The Distributor may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. The Funds will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

                             SHAREHOLDER SERVICES


The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from First Data. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

FREE EXCHANGE PRIVILEGE. Institutional Class shares of any Fund may be exchanged for shares of the Institutional Class of any other Fund. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.

RETIREMENT PLANS. The Funds' Institutional Class shares may be purchased by all types of tax-deferred retirement plans. The Distributor makes available retirement plan forms for IRAs.

SYSTEMATIC WITHDRAWAL PLAN. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

AUTOMATIC INVESTMENT PLAN. Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from an investor's checking account.



                             HOW TO REDEEM SHARES


An investor can redeem shares by sending a written request to First Data at 4400 Computer Drive, P.O. Box 5181, Westborough, MA 01581-5181, Attn:
Undiscovered Managers Funds. As described below, an investor may also redeem shares by calling Undiscovered Managers at 1-888-242-3514. Proceeds resulting from a written or telephonic redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.


The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Investors requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) an investor is providing instructions to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by Undiscovered Managers prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to Undiscovered Managers after the Exchange closes or on a day when the Exchange is not open for business, Undiscovered Managers cannot accept the request and a new request will be necessary.

If an investor decides to change the bank account to which proceeds are to be wired, an investor must send in this change on the Service Options Form with a signature guarantee. Telephonic redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, Undiscovered Managers will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide Undiscovered Managers with the investor's account registration and address as it appears on the records of the Trust. Undiscovered Managers will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust, First Data, the Distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed, but may be liable for any losses due to unauthorized or fraudulent instructions in the event reasonable procedures are not followed. For further information, consult Undiscovered Managers. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.


The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by First Data or an approved broker-dealer or its authorized designee in proper form.


Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request, if the request is in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.


                    CALCULATION OF PERFORMANCE INFORMATION


The Funds may include in advertising their "total return" for the one-, five- and ten-year periods (or for the life of a Fund, if shorter) through the most recent calendar quarter. These total returns represent the average annual compounded rate of return on a hypothetical investment of $1,000 in a Fund. Total return may also be presented for other periods and on a cumulative (in addition to average annual) basis.


                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES


The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of the Trust. The Trustees may change the frequency with which the Funds declare or pay dividends.

Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.

Income dividends and short term capital gain distributions are taxable as ordinary income whether distributed in cash or additional shares. Long-term capital gain distributions from all Funds are taxable as long-term capital gains whether distributed in cash or additional shares and regardless of how long an investor has owned shares of a Fund. Pursuant to the Taxpayer Relief Act of 1997, long-term capital gains generally are subject to a maximum tax rate of 28% or 20% depending upon the holding period in the portfolio investment generating the distributed gains.

Each Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays to the investor (1) if the investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that the investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that the investor is not subject to such withholding.


Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement). However, any distributions received by a Fund from REITs will not qualify for the dividends-received deduction. A Fund's investment in REIT securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investment in REIT securities also may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

First Data will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year. Be sure to keep this statement as a permanent record. A fee may be charged for any duplicate information that an investor requests.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state and local tax consequences of investing in, redeeming or exchanging Fund shares.



                 ORGANIZATION AND CAPITALIZATION OF THE TRUST



Each Fund is a series of the Trust. The Trust was organized as a Massachusetts business trust on September 29, 1997. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Currently each Fund has only one class of shares. Each share in a Fund has one vote, with fractional shares voting proportionally. All Trust shares entitled to vote will vote together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series will be required to decide the question. Shares are freely transferable, are entitled to dividends as declared by the Trustees of the Trust, and, if a Fund were liquidated, would receive the net assets of such Fund. Each Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. The Trust does not generally hold regular shareholder meetings and will do so only when required by law. Shareholders may remove the Trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.


On      , 1998, the following shareholders held greater than 25% of the outstanding shares of a series of the Trust.


                Fund                    Shareholders
------------------------------------   -------------
  Behavioral Growth Fund
  Special Small Cap Fund
  REIT Fund
  Small Cap Value Fund
  Hidden Value Fund
  Core Equity Fund
  All Cap Value Fund

As a result, such shareholders may be deemed to "control" their respective series as that term is defined in the 1940 Act.

Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of such liability is considered remote since it may arise only in very limited circumstances.

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


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


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


                              INVESTMENT ADVISER
                           Undiscovered Managers, LLC
                             Plaza of the Americas
                             700 North Pearl Street
                              Dallas, Texas 75201
                            Toll free: 888-242-3514
                              Phone: 214-999-7200
                               Fax: 214-999-7201

================================================================================


                                   DISTRIBUTOR
                          First Data Distributors, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581



                                  LEGAL COUNSEL
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110



                                 TRANSFER AGENT
                    First Data Investor Services Group, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581



                             INDEPENDENT ACCOUNTANTS
                              Deloitte & Touche LLP
                                125 Summer Street
                           Boston, Massachusetts 02110


                                    CUSTODIAN
                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286

[LOGOTYPE]

                          UNDISCOVERED MANAGERS FUNDS


                      Statement of Additional Information



                                       , 1998
















This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Undiscovered Managers Funds' Prospectus
dated         , 1998, and should be read in conjunction therewith. A copy of the
Prospectus may be obtained from Undiscovered Managers Funds, Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201.

Investment Objectives, Policies and Restrictions ....................     3
Management of the Trust .............................................     4
Ownership of Shares of the Funds ....................................     5
Investment Advisory and Other Services ..............................     5
Portfolio Transactions and Brokerage ................................     6
Description of the Trust ............................................     7
How to Buy Shares ...................................................     9
Net Asset Value .....................................................     9
Shareholder Services ................................................     9
Redemptions .........................................................    10
Income Dividends, Capital Gain Distributions and Tax Status .........    11
Calculation of Total Return .........................................    13
Performance Comparisons .............................................    13
Experts .............................................................    14
Independent Auditors' Report ........................................    15
Appendix A--Publications That May Contain Fund Information ..........    A-1
Appendix B--Advertising and Promotional Literature ..................    B-1

               INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


The investment objective and policies of each series (each a "Fund" and collectively, the "Funds") of Undiscovered Managers Funds (the "Trust") are summarized in the Prospectus under "The Funds" and "More Information About the Funds' Investments and Risk Considerations." The investment policies of each Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by the Fund's adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

The following investment restrictions are fundamental policies of each Fund.

Each Fund will not:

1. Borrow money in excess of 33-1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry; except that the REIT Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts (as defined in the Internal Revenue Code of 1986 (the "Code")).

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Although the Funds are permitted to borrow money to a limited extent, no Fund currently intends to do so.

In addition to the foregoing fundamental investment restrictions, it is contrary to each Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                            MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust, their ages, addresses and principal occupations during the past five years are as follows:

*Mark P. Hurley (39)--Trustee and President. President and Chief Executive Officer of Undiscovered Managers, LLC since September, 1997; formerly Managing Director of Merrill Lynch & Company from February, 1996 to January, 1997; formerly Vice President of Goldman, Sachs & Co. from August, 1992 to February, 1996.

Roger B. Keating (36)--Trustee. One Belmont Avenue, 11th Floor, Bala Cynwyd, Pennsylvania 19004; Senior Vice President of Online Division of Comcast Cable Communications since May, 1996; Area Vice President and General Manager of West Florida area of Comcast Cable Communications from August, 1993 to May, 1996; formerly Principal of Mercer Management Consulting from October, 1987 to August, 1993.


Matthew J. Kiley (35)--Trustee. ARAMARK Tower, 1101 Market Street, Philadelphia, Pennsylvania 19107; Executive Vice President of Sports and Entertainment and Vice President of Global Food and Support Services at ARAMARK Corp. since September, 1996; formerly Manager at McKinsey & Company from January, 1990 to September, 1996.

Robert P. Schmermund (42)--Trustee. 900 19th Street, N.W., Suite 400, Washington, D.C. 20006; Communications Director of America's Community Bankers since January, 1993.

John J. Burke III (32)--Treasurer. 4400 Computer Drive, Westborough, MA 01581; Vice President of Fund Accounting and Portfolio Valuation Group at First Data Investor Services Group, Inc.


Mary Chris Sayre (34)--Secretary. Office Manager of Undiscovered Managers, LLC since October, 1997; formerly Assistant to Chairman and President and Special Events Coordinator at Prentiss Properties Trust from February, 1997 to October, 1997; formerly Director of University Honors Program and Dedman College Mentoring Program at Southern Methodist University from June, 1991 to February, 1997.

------------
* Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or of the Trust's investment adviser, Undiscovered Managers, LLC.

The address of each Trustee and officer of the Trust affiliated with Undiscovered Managers, LLC ("Undiscovered Managers") is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201.

The Trust pays no compensation to its officers or to the Trustees listed above who are officers or employees of Undiscovered Managers. Each Trustee who is not an officer or employee of Undiscovered Managers is compensated at the rate of $10,000 per annum. The Trust provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from the Trust may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

The following table estimates the amount of the compensation to be paid (or deferred in lieu of current payment) by the Trust during its fiscal year ending August 31, 1998 to the persons who are to serve as Trustees during such period:


                                                     Total Compensation
                          Aggregate Compensation       From Trust and
        Person                  From Trust             Fund Complex*
----------------------   ------------------------   -------------------
Mark P. Hurley                    $    0                   $    0
Roger B. Keating                  $7,500                   $7,500
Matthew J. Kiley                  $7,500                   $7,500
Robert P. Schmermund              $7,500                   $7,500

------------

* No Trustee receives any compensation from any mutual fund affiliated with Undiscovered Managers, LLC, other than the Trust.

                       OWNERSHIP OF SHARES OF THE FUNDS


As of      , 1998, to the Trust's knowledge, the following persons or entities owned of record or beneficially 5% or more of the outstanding shares of the following Funds:




                     Fund                        Name and Address   % Ownership
----------------------------------------------   -----------------  -----------
Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Special Small Cap Fund
Undiscovered Managers REIT Fund
Undiscovered Managers Small Cap Value Fund
Undiscovered Managers Hidden Value Fund
Undiscovered Managers Core Equity Fund
Undiscovered Managers All Cap Value Fund



Undiscovered Managers is a limited liability company organized under the laws of Delaware with two members, Mark P. Hurley and AMRESCO, INC., a publicly traded corporation, each owning more than 25% of the voting securities of Undiscovered Managers and therefore regarded to control Undiscovered Managers for purposes of the Investment Company Act of 1940 (the "1940 Act").

As of      , 1998, the Trustees and officers of the Trust owned beneficially less than 1% of the shares of any of the Funds.



                    INVESTMENT ADVISORY AND OTHER SERVICES


As described in the Prospectus, Undiscovered Managers is the investment adviser of each Fund and has responsibility for the management of the Funds' affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. See "Management of the Funds" in the Prospectus.

The Trust pays the compensation of its Trustees who are not officers or employees of Undiscovered Managers; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

As described in the Prospectus, Undiscovered Managers has agreed to certain additional, voluntary arrangements to limit each Fund's expenses. These arrangements may be modified or terminated by Undiscovered Managers at any time.

Each Fund's advisory agreement and sub-advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, Undiscovered Managers or the relevant sub-adviser, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a sub-advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval, unless such approvals are no longer required by law.

The advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding securities of the relevant Fund, upon sixty days' written notice, and by Undiscovered Managers upon ninety days' written notice. The advisory agreement shall automatically terminate in the event of its assignment. The advisory agreement provides that Undiscovered Managers owns all rights to and control of the name "Undiscovered Managers." The advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by Undiscovered Managers to eliminate all reference to the words "Undiscovered Managers" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Undiscovered Managers, cast in person at a meeting called for the purpose of voting on such approval.

Each sub-advisory agreement may be terminated without penalty by Undiscovered Managers, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, and each terminates automatically in the event of its assignment and upon termination of the related advisory agreement. Certain of the sub-advisory agreements may be terminated by the relevant sub-adviser in certain circumstances.

Each advisory and sub-advisory agreement provides that Undiscovered Managers or the applicable sub-adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Trust intends to apply for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund and amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. See "Management of the Funds" in the Prospectus.


Pursuant to an Administrative Services Agreement, Undiscovered Managers has agreed to provide administrative services to each Fund. Undiscovered Managers has entered into an agreement with First Data Investor Services Group, Inc. ("First Data") for the provision of certain administrative services to the Funds at Undiscovered Managers' expense. See "Management of the Funds" in the Prospectus.

CUSTODIAL ARRANGEMENTS. The Bank of New York (the "Custodian") is the Trust's custodian. The Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds.

INDEPENDENT ACCOUNTANTS. The Funds' independent accountants are Deloitte & Touche LLP. Deloitte & Touche LLP conducts an annual audit of the Funds' financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.



                     PORTFOLIO TRANSACTIONS AND BROKERAGE


In placing orders for the purchase and sale of portfolio securities for each Fund, each sub-adviser seeks the best price and execution. Each sub-adviser has the ability to pay brokers or dealers commissions in excess of commissions another broker or dealer would have charged for effecting such transaction on the basis of receiving brokerage and research products and/or services. The sub-advisers do not currently intend to effect transactions on such basis. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of each sub-adviser, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers. See "Portfolio Transactions" in the Prospectus.

                           DESCRIPTION OF THE TRUST


The Trust, registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated September 29, 1997 (as amended, the "Declaration of Trust").

The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all Funds.


The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").


The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders. As a matter of policy, however, the Trustees will not terminate the Trust or any Fund without submitting the matter to a vote of the shareholders of the Trust or the relevant Fund.



VOTING RIGHTS
As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.


The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by ten shareholders of record, who have been such for at least six months preceding the date of such request and who hold shares in the aggregate having a net asset value of at least one percent (1%) of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).



SHAREHOLDER AND TRUSTEE LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of assets of a Fund or assets attributable to the particular class of a Fund for all loss and expense of any shareholder held personally liable for the obligations of such Fund or such class. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.


The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person is found after final adjudication in an action, suit or proceeding not to have acted in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               HOW TO BUY SHARES


Subject to minimum initial investment requirements and certain other conditions, an investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:


                           Undiscovered Managers Funds
                           4400 Computer Drive
                           P.O. Box 5181
                           Westborough, MA 01581-5181


The procedures for purchasing shares of the Funds are summarized in "How to Purchase Shares" in the Prospectus.


                                NET ASSET VALUE



The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. The New York Stock Exchange is expected to be closed on the following weekdays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities listed on an established securities exchange or on the Nasdaq National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.



                             SHAREHOLDER SERVICES


OPEN ACCOUNTS
A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by First Data. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year First Data will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.


The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.



SYSTEMATIC WITHDRAWAL PLAN
A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services--Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $1000 or more from the account of a shareholder provided that the account has a value of at least $25,000 at the time the plan is established.


Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guar-antee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.



EXCHANGE PRIVILEGE
Shareholders may redeem their shares of any Fund and have the proceeds applied on the same day to purchase shares of any other Fund. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirement of the Fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services--Free Exchange Privilege."


Exchanges may be effected by (1) making a telephone request by calling 1-888-242-3514, provided that a special authorization form is on file with First Data, or (2) sending a written exchange request to First Data accompanied by an account application for the appropriate Fund. The Trust reserves the right to modify this exchange privilege without prior notice.

An exchange constitutes a sale of the shares for federal income tax purposes on which the investor may realize a capital gain or loss.



IRAs
Under "Shareholder Services--Retirement Plans," the Prospectus refers to IRAs established under a prototype plan made available by the Distributor. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Distributor.


Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.


                                  REDEMPTIONS


The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to Undiscovered Managers at 1-888-242-3514. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by Undiscovered Managers prior to the close of regular trading on the New York Stock Exchange on a day when the Exchange is open for business. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted by Undiscovered Managers and a new request will be necessary.

In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from First Data. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to First Data a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, First Data, the Distributor, Undiscovered Managers and the sub-advisers are not responsible for the authenticity of withdrawal instructions received by telephone. In the event that reasonable procedures are not followed in the verification of withdrawal instructions, the foregoing parties may be liable for any losses due to unauthorized instructions.


The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by First Data or an approved broker-dealer or its authorized designee in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.


Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."



          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS


As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes" it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to First Data. In order for a change to be in effect for any dividend or distribution, it must be received by First Data on or before the record date for such dividend or distribution.

As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code and to qualify for the special tax treatment accorded regulated investment companies and their shareholders. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, cash items (including receivables), government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. Pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act"), dividends of long-term capital gains generally will be subject to a maximum tax rate of 28% or 20% depending upon the holding period in the portfolio investment generating the distributed gains.

Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

In general, sales, redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Pursuant to the 1997 Act, long-term capital gains generally will be subject to a maximum tax rate of 28% or 20% depending upon the shareholder's holding period in Fund shares. If shares have been held for one year or less, the gain or loss on the sale, redemption or exchange of such shares will be treated as short-term capital gain. In general, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.


Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes.


The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

                          CALCULATION OF TOTAL RETURN


Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for calculating total return includes four steps:
(1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.




                            PERFORMANCE COMPARISONS


TOTAL RETURN. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time also include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

LIPPER ANALYTICAL SERVICES, INC. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

MICROPAL, INC. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

MORNINGSTAR, INC. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

CDA/WEISENBERGER'S MANAGEMENT RESULTS ("Weisenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

As is discussed in greater detail below, performance information may also be used to compare the performance of the Funds to certain widely acknowledged standards or indices for stock market performance, such as those listed below.

CONSUMER PRICE INDEX. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

DOW JONES INDUSTRIAL AVERAGE. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

MSCI-EAFE INDEX. The MSCI-EAFE Index contains over 1000 stocks from 20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

MSCI-EAFE EX-JAPAN INDEX. The MSCI-EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

NAREIT EQUITY INDEX. The NAREIT Equity Index consists of all tax qualified equity REITs listed on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System.

RUSSELL MIDCAP INDEX. The Russell Midcap Index is comprised of the 800 smallest of the 1000 largest U.S.-domiciled corporations, ranked by market capitalization.

RUSSELL 2000 INDEX. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

STANDARD & POOR'S/BARRA GROWTH INDEX. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

STANDARD & POOR'S/BARRA VALUE INDEX. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

Performance information about the Funds will be provided in the Funds' annual reports, which reports will be available upon request and without charge. In addition, from time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, the performance of the Funds may be compared in some or all of these publications to the performance of various indices and investments for which reliable performance data is available and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Such publications may also publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the sub-advisers who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                                    EXPERTS


The statement of assets and liabilities of Undiscovered Managers Funds as of December 16, 1997 appearing in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                         INDEPENDENT AUDITORS' REPORT




To the Trustees and Shareholder of
Undiscovered Managers Small Cap Value Fund
(one of the series comprising Undiscovered Managers Funds)


We have audited the accompanying statement of assets and liabilities of Undiscovered Managers Small Cap Value Fund (one of the series comprising Undiscovered Managers Funds) as of December 16, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Undiscovered Managers Small Cap Value Fund series of Undiscovered Managers Funds as of December 16, 1997 in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Boston, Massachusetts



December 17, 1997

                  UNDISCOVERED MANAGERS SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 16, 1997




ASSETS:
 Cash                                              $ 100,000
 Deferred organization expenses (Note 2)              22,000
                                                   ---------
    Total assets                                     122,000
LIABILITIES--Accrued organization expenses            22,000
                                                   ---------
NET ASSETS (applicable to 8,000 shares of
 beneficial interest issued and outstanding)       $ 100,000
                                                   =========
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE                                   $   12.50
                                                   =========


NOTES:

(1) Undiscovered Managers Funds, a Massachusetts business trust (the "Trust"), established and designated the Undiscovered Managers Small Cap Value Fund (the "Fund") as a separate series on December 4, 1997. The Fund has been inactive since that date, except for matters relating to the Fund's establishment, the designation and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares"), the sale of Undiscovered Managers Small Cap Value Fund Shares ("Initial Shares") to Undiscovered Managers, LLC.

(2) Organization expenses are being deferred and will be amortized on a straight line basis over a period not to exceed five years, commencing on the effective date of the Fund's initial offering of its shares. The amount paid by the Fund on any withdrawal by the holder of the Initial Shares of any of the respective initial interests will be reduced by a portion of any unamortized organization expenses, determined by the proportion of the amount of the initial interests withdrawn to the initial interests then outstanding.

                                                                     APPENDIX A


                PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION


ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News Atlanta Constitution
Atlanta Journal
Arizona Republic Austin
American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CDA Investment Technologies
CFOl
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram

Fortune Fox Network and affiliates
Fund Action

Fund Decoder
Global Finance

(The) Guarantor

Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet Investment Advisor
Investment Company
Institute Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money Magazine
Money Maker
Money Management Letter
Morningstar Mutual Fund
Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)

Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide

Stanger's Investment Advisor
Stockbroker's Register

Strategic Insight Tampa
Tribune Time
Tobias, Andrew (syndicated column)
Toledo Blade
UP
US News and World Report
USA Today
USA TV Network
Value Line
Wall Street Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                                                     APPENDIX B


                    Advertising and Promotional Literature


Undiscovered Managers Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

[bullet] Undiscovered Managers Funds' participation in wrap fee and no transaction fee programs

[bullet] Characteristics of the various sub-advisers, including the locations of offices, investment practices and clients

[bullet] Specific and general investment philosophies, strategies, processes and techniques

[bullet] Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

[bullet]    Industry conferences at which the various sub-advisers participate

[bullet] Current capitalization, levels of profitability and other financial information

[bullet] Identification of portfolio managers, researchers, economists, principals and other staff members and employees

[bullet] The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

[bullet] Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

[bullet]    Current and historical statistics relating to:

            -- total dollar amount of assets managed

            -- Undiscovered Managers Funds' assets managed in total and by Fund

            -- the growth of assets

            -- asset types managed

References may be included in Undiscovered Managers Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Funds. The information may include, but is not limited to:

[bullet] Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Undiscovered Managers Funds may or may not have a relationship.

[bullet] Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Funds as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.

                          Undiscovered Managers Funds
                           Part C. Other Information

Item 24. -- Financial Statements and Exhibits

(A) (1) Statement of Assets and Liabilities--included in the Statement of Additional Information filed herewith.

(B) Exhibits

      1. Amended and Restated Agreement and Declaration of Trust of Undiscovered Managers Funds (the "Trust")--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.


      2.    By-Laws of the Trust are filed herewith.


      3.    None.


      4.    None.


      5.(a) Form of Management Agreement between the Trust and Undiscovered
            Managers, LLC ("Undiscovered Managers")--Incorporated by reference to the Registrant's Registration Statement on Form N-1A.


        (b) Form of Sub-Advisory Agreements between Undiscovered Managers and each sub-adviser relating to each series of the Trust.

            (i) Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"): RJF Asset Management, Inc. ("RJF
                  Management")--Incorporated by reference to the Registrant's Registration Statement on Form N1-A.

            (ii) Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund"): Kestrel Investment Management Corporation ("Kestrel Management") is filed herewith.

            (iii) Undiscovered Managers REIT Fund (the "REIT Fund"): Bay Isle
                  Financial Corporation ("Bay Isle")--Incorporated by reference to the Registrant's Registration Statement on Form N1-A.


            (iv) Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund") and Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund"): J.L. Kaplan Associates, LLC ("Kaplan Associates")--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

            (v) Undiscovered Managers Core Equity Fund (the "Core Equity Fund"): Waite & Associates L.L.C.--Incorporated by reference to the Registrant's Registration Statement on Form N1-A.

            (vi) Undiscovered Managers All Cap Value Fund (the "All Cap Value Fund"): E.R. Taylor Investments, Inc. ("E.R.
                  Taylor")--Incorporated by reference to the Registrant's Registration Statement on Form N1-A.



      6. Form of Distribution Agreement between the Trust and First Data Distributors, Inc.--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.


      7.    None.

      8. Form of Custodian Agreement between the Trust and The Bank of New York--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.



      9.(a) Form of Transfer Agency and Services Agreement between the Trust and First Data Investor Services Group, Inc. ("First
            Data")--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.


        (b) Form of Organizational Expense Reimbursement Agreement between the Trust and Undiscovered Managers--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

        (c) Form of Expense Deferral Agreement between the Trust and Undiscovered Managers relating to each series of the Trust--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

        (d) Form of Administrative Services Agreement between the Trust and Undiscovered Managers--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

        (e) Form of Sub-Administration Agreement between Undiscovered Managers and First Data--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.


      10. Opinion and Consent of Counsel--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.


      11.   Consents of Independent Accountants are filed herewith.

        (a) Consent of KPMG Peat Marwick LLP.

        (b) Consent of Deloitte & Touche LLP.

      12.   None.

      13. Investment Representation Letter--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

      14.   None.

      15.   None.

      16.   None.

      17.   None.

      18.   None.


      19. Powers of Attorney for each of Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund, designating Mark P. Hurley, John J. Burke III, Mary Chris Sayre and Neil Forrest--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.



Item 25.    Persons Controlled by or Under Common Control with the Trust
            None.


Item 26.    Number of Holders of Securities


The following table sets forth the number of record holders of each series of
the Trust as of               , 1998.


           Title of Series              Number of Record Holders
------------------------------------   -------------------------
  Behavioral Growth Fund
  Special Small Cap Fund
  REIT Fund
  Small Cap Value Fund
  Hidden Value Fund
  Core Equity Fund
  All Cap Value Fund


Item 27. Indemnification
Article VIII of the Trust's Agreement and Declaration of Trust (Exhibit 1 hereto) and Article 4 of the Trust's By-Laws (Exhibit 2 hereto) provides for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Trust's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee of officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Trust, and except that no Trustee or officer shall be indemnified against any liability to the Trust or its shareholders to which such Trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 28. Business and Other Connections of Investment Adviser
(a) Undiscovered Managers is the investment adviser to all series of the Trust, and its business is summarized in "Management of the Funds" in the Prospectus. Undiscovered Managers' management committee members and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):





    Name and Office with            Name and Address of                Nature of
    Undiscovered Managers           Other Affiliations                Connection
---------------------------- -------------------------------- --------------------------
   Mark P. Hurley            *Merrill Lynch & Company         Managing Director
     President, Chief        250 Vesey Street
     Executive Officer and   World Financial Center
     Management              New York, New York 10281
     Committee Member

                             *Goldman, Sachs & Co.            Vice President
                             100 Crescent Court
                             Suite 1000
                             Dallas, Texas 75201

   Robert L. Adair III       AMRESCO, INC.                    President
     Management Committee    Plaza of the Americas
     Member                  700 North Pearl Street
                             Dallas, Texas 75201

   Randolph E. Brown         AMRESCO, INC.                    Senior Vice President
     Management Committee
     Member

   Barry L. Edwards          AMRESCO, INC.                    Executive Vice President
     Management Committee                                     and Chief Financial
     Member                                                   Officer

   Robert H. Lutz, Jr.       Amresco Advisors, Inc.           Director
     Management Committee    Plaza of the Americas
     Member                  700 North Pearl Street
                             Dallas, Texas 75201

   Thomas F. O'Toole         Principal Financial Securities   Consultant; formerly
     Management Committee    Fountain Place                   Chairman, President and
     Member                  1445 Ross Avenue, Suite 2300     Chief Executive Officer
                             Dallas, Texas 75202

   Harris Weinstein          Covington & Burling              Partner
     Management Committee    1201 Pennsylvania Avenue
     Member                  8th Floor
                             Washington, D.C. 20004

(b) RJF Management is the sub-adviser to the Behavioral Growth Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. RJF Management's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:




     Name and Office with           Name and Address of               Nature of
        RJF Management               Other Affiliations              Connection
----------------------------- ------------------------------- ------------------------
   Russell J. Fuller          Fuller Partners, Ltd.           General Partner
     Director and President   1300 S. El Camino Real
                              Suite 504
                              San Mateo, CA 94402

   Anne Fuller                San Francisco Society of        Education Director
     Director                 Security Analysts
                              P.O. Box 27278
                              San Francisco, CA 94127

   John L. Kling              Fuller Partners, Ltd.           General Partner
     Director
                              Washington State University     Professor of Finance
                              Department of Finance
                              Todd Hall
                              483 College of Business
                               and Economics
                              Pullman, Washington 99164

   Frederick W. Stanske       *Hexcel Corporation             Director
     Director and Senior      2 Stamford Plaza
     Vice President           Stamford, Connecticut 06901

                              Fisher Investments              Vice President
                              13100 Skyline Boulevard         and Research Analyst
                              Woodside, California 94062

   Richard Thaler             University of Chicago           Professor of Behavioral
     Director                 Graduate School of Business     Science and Economics
                              1101 East 58th Street
                              Chicago, Illinois 60637

                              *Massachusetts Institute of     Professor of Behavioral
                              Technology                      Science and Economics
                              Sloan School of Management
                              50 Memorial Drive
                              Cambridge, Massachusetts 02142

   Crystal Kwuk               *Insight Capital Research       Vice President
     Vice President           & Management
                              2121 North California Blvd
                              Suite 560
                              Walnut Creek, CA 94596

                              *Callan Associates              Senior Analyst
                              71 Stevenson Street
                              San Francisco, CA 94105

   Joanne S. Ott              None                            None
     Vice President



(c) Kestrel Management is the sub-adviser to the Special Small Cap Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Kestrel Management's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

    Name and Office with       Name and Address of    Nature of
     Kestrel Management         Other Affiliations    Connection
----------------------------   --------------------   ----------
   Abbott J. Keller            None                   None
     Director and President

   David J. Steirman           None                   None
     Director and Chief
     Investment Officer



(d) Bay Isle is the sub-adviser to the REIT Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Bay Isle's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):




    Name and Office with       Name and Address of    Nature of
          Bay Isle              Other Affiliations    Connection
----------------------------   --------------------   ----------
   Gary Pollock                None                   None
     Director and President

   William Schaff              None                   None
     Director and Chief
     Investment Officer

   Ralph L. Block              None                   None
     Director



(e) Kaplan Associates is the sub-adviser to the Small Cap Value Fund and Hidden Value Fund and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. The following persons affiliated with Kaplan Associates have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:




  Name and Office with     Name and Address of     Nature of
    Kaplan Associates       Other Affiliations     Connection
------------------------   --------------------    ----------
   James L. Kaplan         None                    None
     Member

   Paul Weisman            None                    None
     Portfolio Manager



(f) Waite & Associates L.L.C. is the sub-adviser to the Core Equity Fund and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Waite & Associates L.L.C.'s officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:




    Name and Office with      Name and Address of     Nature of
 Waite & Associates L.L.C.     Other Affiliations     Connection
---------------------------   --------------------    ----------
   Leslie A. Waite            None                    None
     President

   Peter D. Tamny             None                    None
     Managing Director

   Peter C. Brockett          None                    None
     Managing Director

   Patrick Westmoreland       None                    None
     Managing Director



(g) E.R. Taylor is the sub-adviser to the All Cap Value Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. E.R. Taylor's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

    Name and Office with          Name and Address of            Nature of
        E.R. Taylor               Other Affiliations            Connection
--------------------------- -------------------------------- ------------------
   Sherwood T. Small        None                             None
     President

   Martha E. Cottrill       None                             None
     Vice President

   Kenneth E. DeWitt        None                             None
     Vice President

   John S. Tamagni          Lazard Freres & Co. LLC          Managing Director
     Director               One Rockefeller Plaza
                            New York, NY 10020

   Salvatore J. Cozzolino   None                             None
     Director

   C. Michael Hazard        Westfield Capital Management     CEO & Chairman
     Director               One Financial Center             of the Board
                            Boston, MA 02111

   John C. Hou              Prince Capital Management, LLC   President
     Director               240 Madison Avenue
                            New York, NY 10016


Item 29.

Not Applicable.


Item 30. Location of Accounts and Records


Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Trust's Secretary, Mary Chris Sayre; the Trust's investment adviser, Undiscovered Managers; the Trust's custodian, The Bank of New York; and the Trust's transfer agent, First Data. The address of the Secretary and the investment adviser is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201; the address of the custodian is 48 Wall Street, New York, New York 10286; and the address of the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.



Item 31. Management Services

None.


Item 32. Undertakings

(a) The undersigned Trust hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding voting securities and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b) The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Trust's latest Annual Report to shareholders upon request and without charge.

(c) The Trust hereby undertakes to file a post-effective amendment to this Registration Statement on Form N-1A, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.



                                    NOTICE

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the Trust has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and state of Texas on the 18th day of February, 1998.



                                        UNDISCOVERED MANAGERS FUNDS



                                        By: /s/ Mark P. Hurley
                                           ------------------------------------

                                           Mark P. Hurley

                                           Title: President

Pursuant to the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


           Signatures                       Title                   Date
--------------------------------   -----------------------   ------------------

    /s/ Mark P. Hurley             President and Trustee     February 18, 1998
 -----------------------------
       Mark P. Hurley


    /s/ * Mark P. Hurley           Trustee                   February 18, 1998
 -----------------------------
       Roger B. Keating


    /s/ * Mark P. Hurley           Trustee                   February 18, 1998
 -----------------------------
      Matthew J. Kiley


    /s/ * Mark P. Hurley           Trustee                   February 18, 1998
 -----------------------------
     Robert P. Schmermund


*Signed by Mark P. Hurley as Attorney-In-Fact

                           UNDISCOVERED MANAGERS FUNDS

                                Index to Exhibits


 Exhibit No.    Description
------------    -----------

      99.2      By-Laws of the Trust.

      99.5(b) Form of Sub-Advisory Agreement between Undiscovered Managers and Kestrel Management relating to the Special Small Cap Fund.

      99.11(a)  Consent of KPMG Peat Marwick LLP.

      99.11(b)  Consent of Deloitte & Touche LLP.